Supplementary Insurance Information	12 Months Ended
Dec. 31, 2013
Supplementary Insurance Information

Schedule III Supplementary Insurance Information

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs[3]	loss expenses	premiums[1]	benefits payable[1]	revenue
2013
IPS—Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS—Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS—Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS—Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS—Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS—Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income[2]	settlement expenses	acquisition costs[3]	expenses[2,3]	written
2013
IPS—Annuity	$546	$1,065	$185	$303
Retirement Plans	743	473	(2)	151
IPS—Life and NBSG	544	910	125	284
Corporate and Other	16	32	66	184

Total	$1,849	$2,480	$374	$922

2012
IPS—Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS—Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS—Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS—Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	The 2011 balances reflect a change in accounting principle, as described in Note 2.